Taxes (Details) - Schedule of Taxes Payable	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2023 USD ($)
Schedule of Taxes Payable [Abstract]
VAT taxes payable	¥ (59,430)	$ (8,225)	¥ 41,902
Income taxes payable	5,017,004		5,363,733	$ 694,318
Other taxes payable	14,899		24,094	2,062
Totals	¥ 4,972,473		¥ 5,429,729	$ 688,155